Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Leasehold improvement	88,800	77,901
Buildings	43,372	43,372
Furniture	3,792	2,778
Office equipment	11,386	11,001
Vehicles	68	68
Total cost of property and equipment	147,418	135,120
Less: Accumulated depreciation	(81,957)	(76,938)
Impairment loss	(10,954)	(9,428)
Total	54,507	48,754

Depreciation expenses for the six months ended June 30, 2023 and 2024 were RMB10,880 and RMB5,478, respectively.

Impairment loss for the six months ended June 30, 2023 and 2024 were nil and nil, respectively.

Gain on disposal for the six months ended June 30, 2023 was RMB6,139 and loss on disposal for the six months ended June 30, 2024 was RMB805, respectively.

As of June 30, 2024, the Group had no significant outstanding capital commitments.